Organization and Principal Activities (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Principal Activities [Line Items]
Incorporated date			Sep. 12, 2023
Percentage of remaining interest		0.80%	0.80%
Ordinary share percentage		10.00%	10.00%
Ordinary share		1	1
Expected volatility			15.69%
Risk-free interest rate			4.12%
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0008	$ 0.0008	$ 0.0001
Profit Sail Int’l Express (H.K.) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			99.20%
Business Great Global Supply Chain Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			100.00%
Profit Sail Int’l Express (H.K.) Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest		99.20%
Black-Scholes Model [Member]
Organization and Principal Activities [Line Items]
Expected volatility		15.39%	15.39%
Risk-free interest rate		4.36%	4.36%
Time to expiration		2 years 6 months	2 years 6 months
Exercise price (in Dollars per share)		$ 11	$ 11
Share price per unit (in Dollars per share)		$ 3.41	$ 3.41
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share percentage		90.00%	90.00%
Ordinary share		1	1
Ordinary shares par value (in Dollars per share)		$ 0.0008	$ 0.0001
Maxim Partners LLC [Member]
Organization and Principal Activities [Line Items]
Number of units purchased (in Shares)		431,250	431,250
Purchase option exercised term		Jan. 17, 2027	Jan. 17, 2027
Exercise price per unit (in Dollars per share)		$ 11	$ 11
Class A Ordinary Share [Member]
Organization and Principal Activities [Line Items]
Ordinary share		1	1
Business Great Global Supply Chain Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest		100.00%

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.